Significant accounting policies - Summary of classification and measurement basis of financial instruments (Detail)	12 Months Ended
Oct. 31, 2021
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Measurement	Amortized cost
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Measurement	FVTPL
Other Accounts Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Measurement	Amortized cost
Accounts Payable and Accrued Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Measurement	Amortized cost
Restricted Shares Units [Member]
Disclosure of detailed information about financial instruments [line items]
Measurement	FVTPL
Loans Payable [Member]
Disclosure of detailed information about financial instruments [line items]
Measurement	Amortized cost
Lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Measurement	Amortized cost
Convertible Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Measurement	Amortized cost
Conversion Feature Of Convertible Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Measurement	FVTPL
Warrants [Member]
Disclosure of detailed information about financial instruments [line items]
Measurement	FVTPL